20. Income Taxes (Details - Provision for income taxes) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax:
Federal tax	$ 0	$ 0	$ 0
State tax	12	7	7
Foreign countries	827	275	408
Total current tax	839	282	415
Deferred tax:
Federal tax	(22)	(9)	15
State tax	0	(4)	0
Foreign countries	(359)	(177)	(98)
Total deferred tax	(381)	(190)	(83)
Total provision for income taxes	$ 458	$ 92	$ 332